UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redstone Investment Management, L.P.

Address:  1055 Westlakes Drive, Suite 300
          Berwyn, PA 19312


13F File Number: 028-10712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Vince Small
Title:  Chief Financial Officer
Phone:  (610) 727-3720


Signature, Place and Date of Signing:

/s/ Vince Small                     Berwyn, PA                October 23, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 86

Form 13F Information Table Value Total: $612,602
                                        (thousands)


List of Other Included Managers:

No.        Form 13F File Number            Name

(1)        028-10707                       Fairfield Redstone Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN  2           COLUMN 3 COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                                            VALUE     SHRS OR            INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS          CUSIP    (x1000)    PRN AMT   PUT/CALL DISCRETION   MGRS    SOLE   SHARED   NONE
3-D SYS CORP DEL               COM NEW          88554D205    2,388     101,100     SH   Shared-Defined  1     0      101,100    0
ABBOTT LABS                    COM              002824100    5,684     106,000     SH   Shared-Defined  1     0      106,000    0
ACTIVISION INC NEW             COM NEW          004930202   12,317     570,500     SH   Shared-Defined  1     0      570,500    0
ALASKA COMMUNICATIONS SYS GR   COM              01167P101    8,265     572,000     SH   Shared-Defined  1     0      572,000    0
ALTRIA GROUP INC               COM              02209S103    8,580     123,400     SH   Shared-Defined  1     0      123,400    0
ALVARION LTD                   SHS              M0861T100    3,027     208,500     SH   Shared-Defined  1     0      208,500    0
AMERICAN TOWER CORP            CL A             029912201    7,842     180,100     SH   Shared-Defined  1     0      180,100    0
ANADIGICS INC                  COM              032515108    5,520     305,300     SH   Shared-Defined  1     0      305,300    0
APPLIED MATLS INC              COM              038222105   11,246     543,300     SH   Shared-Defined  1     0      543,300    0
ARCHER DANIELS MIDLAND CO      COM              039483102   11,108     335,800     SH   Shared-Defined  1     0      335,800    0
BALDOR ELEC CO                 COM              057741100    5,229     130,900     SH   Shared-Defined  1     0      130,900    0
BROOKS AUTOMATION INC          COM              114340102    3,678     258,300     SH   Shared-Defined  1     0      258,300    0
CABELAS INC                    COM              126804301    4,747     200,700     SH   Shared-Defined  1     0      200,700    0
CAMERON INTERNATIONAL CORP     COM              13342B105   11,324     122,700     SH   Shared-Defined  1     0      122,700    0
CAVIUM NETWORKS INC            COM              14965A101    7,075     217,700     SH   Shared-Defined  1     0      217,700    0
CBEYOND INC                    COM              149847105    5,584     136,900     SH   Shared-Defined  1     0      136,900    0
CERAGON NETWORKS LTD           ORD              M22013102    1,229      64,700     SH   Shared-Defined  1     0       64,700    0
CHICAGO BRIDGE & IRON CO N V   NY REGISTRY SH   167250109    5,378     124,900     SH   Shared-Defined  1     0      124,900    0
CIENA CORP                     COM NEW          171779309    6,443     169,200     SH   Shared-Defined  1     0      169,200    0
COMVERGE INC                   COM              205859101    7,574     230,500     SH   Shared-Defined  1     0      230,500    0
CORE LABORATORIES N V          COM              N22717107    8,637      67,800     SH   Shared-Defined  1     0       67,800    0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    4,949     189,100     SH   Shared-Defined  1     0      189,100    0
COSAN LTD                      SHS A            G25343107    5,473     424,300     SH   Shared-Defined  1     0      424,300    0
COVANTA HLDG CORP              COM              22282E102    6,480     264,400     SH   Shared-Defined  1     0      264,400    0
CRA INTL INC                   COM              12618T105    6,120     127,000     SH   Shared-Defined  1     0      127,000    0
CVS CAREMARK CORPORATION       COM              126650100    5,770     145,600     SH   Shared-Defined  1     0      145,600    0
CYPRESS SEMICONDUCTOR CORP     COM              232806109    9,038     309,400     SH   Shared-Defined  1     0      309,400    0
DAKTRONICS INC                 COM              234264109    6,342     233,000     SH   Shared-Defined  1     0      233,000    0
DEERE & CO                     COM              244199105   13,284      89,500     SH   Shared-Defined  1     0       89,500    0
DENBURY RES INC                COM NEW          247916208    5,944     133,000     SH   Shared-Defined  1     0      133,000    0
DOLAN MEDIA CO                 COM              25659P402    5,963     245,400     SH   Shared-Defined  1     0      245,400    0
DRS TECHNOLOGIES INC           COM              23330X100    6,829     123,900     SH   Shared-Defined  1     0      123,900    0
EBAY INC                       COM              278642103    7,305     187,200     SH   Shared-Defined  1     0      187,200    0
E M C CORP MASS                COM              268648102    8,272     397,700     SH   Shared-Defined  1     0      397,700    0
EMCORE CORP                    COM              290846104    6,576     685,000     SH   Shared-Defined  1     0      685,000    0
EMULEX CORP                    COM NEW          292475209    4,423     230,700     SH   Shared-Defined  1     0      230,700    0
EXTERRAN HLDGS INC             COM              30225X103    3,768      46,900     SH   Shared-Defined  1     0       46,900    0
FIRST SOLAR INC                COM              336433107    8,183      69,500     SH   Shared-Defined  1     0       69,500    0
FOUNDRY NETWORKS INC           COM              35063R100   14,831     834,600     SH   Shared-Defined  1     0      834,600    0
FUEL SYS SOLUTIONS INC         COM              35952W103    4,340     243,000     SH   Shared-Defined  1     0      243,000    0
GAMESTOP CORP NEW              CL A             36467W109    4,407      78,200     SH   Shared-Defined  1     0       78,200    0
GENERAL DYNAMICS CORP          COM              369550108   12,932     153,100     SH   Shared-Defined  1     0      153,100    0
GENTEX CORP                    COM              371901109    5,660     264,000     SH   Shared-Defined  1     0      264,000    0
GENZYME CORP                   COM              372917104    6,419     103,600     SH   Shared-Defined  1     0      103,600    0
GILEAD SCIENCES INC            COM              375558103   15,151     370,700     SH   Shared-Defined  1     0      370,700    0
GLOBECOMM SYSTEMS INC          COM              37956X103    3,770     284,300     SH   Shared-Defined  1     0      284,300    0
HARMONIC INC                   COM              413160102   11,039   1,040,400     SH   Shared-Defined  1     0    1,040,400    0
HEXCEL CORP NEW                COM              428291108    5,425     238,900     SH   Shared-Defined  1     0      238,900    0
HURON CONSULTING GROUP INC     COM              447462102    6,492      89,400     SH   Shared-Defined  1     0       89,400    0
INSULET CORP                   COM              45784P101    6,505     299,100     SH   Shared-Defined  1     0      299,100    0
INTEROIL CORP                  COM              460951106    4,468     141,400     SH   Shared-Defined  1     0      141,400    0
KAYDON CORP                    COM              486587108    5,371     103,300     SH   Shared-Defined  1     0      103,300    0
KIRBY CORP                     COM              497266106    5,734     129,900     SH   Shared-Defined  1     0      129,900    0
LIBERTY GLOBAL INC             COM SER C        530555309    6,955     179,900     SH   Shared-Defined  1     0      179,900    0
LUMINEX CORP DEL               COM              55027E102    5,917     392,400     SH   Shared-Defined  1     0      392,400    0
MCDERMOTT INTL INC             COM              580037109    9,632     178,100     SH   Shared-Defined  1     0      178,100    0
MONSANTO CO NEW                COM              61166W101    6,405      74,700     SH   Shared-Defined  1     0       74,700    0
MORTONS RESTAURANT GRP INC N   COM              619430101    3,064     192,700     SH   Shared-Defined  1     0      192,700    0
NATIONAL CINEMEDIA INC         COM              635309107    5,985     267,200     SH   Shared-Defined  1     0      267,200    0
NORTH AMERN ENERGY PARTNERS    COM              656844107    3,809     220,700     SH   Shared-Defined  1     0      220,700    0
NVIDIA CORP                    COM              67066G104    7,393     204,000     SH   Shared-Defined  1     0      204,000    0
OCEANEERING INTL INC           COM              675232102   11,476     151,400     SH   Shared-Defined  1     0      151,400    0
OMNICELL INC                   COM              68213N109    6,553     229,600     SH   Shared-Defined  1     0      229,600    0
OPNEXT INC                     COM              68375V105    5,734     494,300     SH   Shared-Defined  1     0      494,300    0
OREXIGEN THERAPEUTICS INC      COM              686164104    1,951     147,700     SH   Shared-Defined  1     0      147,700    0
ORIGIN AGRITECH LIMITED        SHS              G67828106    3,506     461,900     SH   Shared-Defined  1     0      461,900    0
PHASE FORWARD INC              COM              71721R406    6,073     303,500     SH   Shared-Defined  1     0      303,500    0
POWER INTEGRATIONS INC         COM              739276103   14,008     471,500     SH   Shared-Defined  1     0      471,500    0
QUANTA SVCS INC                COM              74762E102    7,190     271,840     SH   Shared-Defined  1     0      271,840    0
SENOMYX INC                    COM              81724Q107    5,538     452,100     SH   Shared-Defined  1     0      452,100    0
SHIRE PLC                      SPONSORED ADR    82481R106    9,736     131,600     SH   Shared-Defined  1     0      131,600    0
SPARTAN MTRS INC               COM              846819100    7,163     425,600     SH   Shared-Defined  1     0      425,600    0
SPIRIT AEROSYSTEMS  HLDGS INC  COM CL A         848574109    6,744     173,200     SH   Shared-Defined  1     0      173,200    0
ST JUDE MED INC                COM              790849103    7,192     163,200     SH   Shared-Defined  1     0      163,200    0
STERICYCLE INC                 COM              858912108    4,961      86,800     SH   Shared-Defined  1     0       86,800    0
SUNOCO INC                     COM              86764P109    4,834      68,300     SH   Shared-Defined  1     0       68,300    0
SUNPOWER CORP                  COM CL A         867652109    8,166      98,600     SH   Shared-Defined  1     0       98,600    0
SUNTECH PWR HLDGS CO LTD       ADR              86800C104   11,024     276,300     SH   Shared-Defined  1     0      276,300    0
TASER INTL INC                 COM              87651B104    5,289     337,100     SH   Shared-Defined  1     0      337,100    0
TELUS CORP                     NON-VTG SHS      87971M202    7,451     132,700     SH   Shared-Defined  1     0      132,700    0
TETRA TECHNOLOGIES INC DEL     COM              88162F105    7,999     378,400     SH   Shared-Defined  1     0      378,400    0
TRANSOCEAN INC                 ORD              G90078109   12,989     114,900     SH   Shared-Defined  1     0      114,900    0
URBAN OUTFITTERS INC           COM              917047102    5,505     252,500     SH   Shared-Defined  1     0      252,500    0
VALERO ENERGY CORP NEW         COM              91913Y100    3,648      54,300     SH   Shared-Defined  1     0       54,300    0
VASCO DATA SEC INTL INC        COM              92230Y104    2,669      75,600     SH   Shared-Defined  1     0       75,600    0
VIASAT INC                     COM              92552V100   25,900     840,100     SH   Shared-Defined  1     0      840,100    0


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